PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of pension and other post-employment benefit liabilities

	Notes	2016	2017
Prepaid pension benefit cost
The Company – funded		197	—
MD Media		1	—
Infomedia		1	—
Total		199	—
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	—	1,540
Additional pension benefit obligation	29a.i.a.ii	—	1,076
The Company - unfunded	29a.i.b	2,507	2,384
Telkomsel	29a.ii	1,193	1,839
Patrakom		0	0
MD Media		—	0
Infomedia		—	0
Sub-total pension benefit		3,700	6,839
Net periodic post-employment health care benefit	29b	1,592	2,419
Other post-employment benefit	29c	502	510
Obligation under the Labor Law	29d	332	427
Total		6,126	10,195

Schedule of net periodic pension benefit cost

	Notes	2015	2016	2017
Pension benefit cost
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	12	608	557
Additional pension benefit obligation	29a.i.a.ii	—	—	657
The Company - unfunded	29a.i.b	251	279	239
Telkomsel	29a.ii	179	181	247
MD Media		1	0	0
Infomedia		0	0	0
Patrakom		—	0	0
Total pension benefit cost	25	443	1,068	1,700
Net periodic post-employment health care benefit cost	25,29b	216	163	276
Other post-employment benefit cost	25,29c	47	48	42
Obligation under the Labor Law	25,29d	53	82	62
Total		759	1,361	2,080

Summary of amounts recognized in other comprehensive income (loss)

	Notes	2015	2016	2017
Defined benefit plan actuarial gain (losses)
Pension
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	186	(492)	(1,154)
Additional pension benefit obligation	29a.i.a.ii	—	—	(419)
The Company - unfunded	29a.i.b	(187)	(119)	(100)
Telkomsel	29a.ii	(172)	(292)	(530)
Infomedia		0	0	(1)
Patrakom		—	0	0
MD Media		1	(1)	(2)
Post-employment health care benefit cost	29b	540	(1,309)	(551)
Other post-employment benefit	29c	(11)	(20)	(40)
Obligation under the Labor Law	29d	(48)	(33)	(72)
Sub-total		309	(2,266)	(2,869)
Deferred tax effect at the applicable tax rates	28i	59	208	494
Defined benefit plan actuarial gain (losses) - net of tax		368	(2,058)	(2,375)

Schedule of the timing of benefits payments and weighted average duration of DBO

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
Within next 10 years	17,864	602	2,614	2,450	6,579	539
Within 10-20 years	21,667	937	261	7,997	9,995	124
Within 20-30 years	18,911	628	42	6,763	9,692	45
Within 30-40 years	12,971	72	10	1,509	3,710	2
Within 40-50 years	2,917	22	—	—	343	—
Within 50-60 years	182	17	—	—	440	—
Within 60-70 years	6	—	—	—	7	—
Within 70-80 years	0	—	—	—	—	—
Weighted average duration of DBO		9.52 years	4.4 years	11.77 years	17.64 years	3.62 years

Schedule of change in discount rate and rate of compensation would have effect on DBO

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease
Sensitivity	Increase (decrease) in amounts		Increase (decrease) in amounts
Funded
Defined pension benefit obligation	(2,028)	2,409	397	(413)
Additional pension benefit obligation	(72)	83	N/A	N/A
Unfunded	(60)	64	63	(63)
Telkomsel	(290)	331	170	(159)
Post-employment health care benefits	(2,197)	2,965	1,356	(1,150)
Other post-employment benefits	(17)	18	—	—

Funded pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(991)	70	163
Changes in demographic assumptions	137	140	—
Changes in financial assumptions	(812)	1,470	2,699
Effect of asset ceiling	(357)	—	—
Return on plan assets (excluding amount included in net interest expense)	1,837	(1,188)	(1,708)
Net	(186)	492	1,154

Changes in value of pension benefit obligation

	2016	2017
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	16,505	18,849
Charged to profit or loss:
Service costs	363	366
Past service cost - plan amendments	245	94
Interest costs	1,444	1,454
Pension plan participants’ contributions	44	41
Actuarial losses recognized in OCI	1,680	2,862
Pension benefits paid	(1,432)	(1,312)
Projected pension benefit obligations at end of year	18,849	22,354
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	17,834	19,046
Interest income	1,458	1,388
Return on plan assets (excluding amount included in net interest expense)	1,188	1,708
Pension plan participants’ contributions	44	41
Pension benefits paid	(1,432)	(1,312)
Plan administration cost	(46)	(57)
Fair value of pension plan assets at end of year	19,046	20,814
Funded status	197	(1,540)
Effect of asset ceiling	—	—
(Projected pension benefit obligation) prepaid pension benefit cost at end of year	197	(1,540)

Summary of fair value of plan assets

	2016		2017
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,064	—	1,481	—
Equity instruments:
Finance	1,039	—	1,463	—
Consumer goods	1,206	—	1,411	—
Infrastructure, utilities and transportation	536	—	656	—
Construction, property and real estate	577	—	363	—
Basic industry and chemical	130	—	115	—
Trading, service and investment	216	—	388	—
Mining	62	—	92	—
Agriculture	71	—	46	—
Miscellaneous industries	361	—	377	—
Equity-based mutual fund	1,296	—	1,233	—
Fixed income instruments:
Corporate bonds	—	3,817	—	5,428
Government bonds	7,978	—	6,968	—
Mutual funds	30	—	54	—
Non-public equity:
Direct placement	—	174	—	237
Property	—	188	—	188
Others	—	301	—	314
Total	14,566	4,480	14,647	6,167

Summary of movements of prepaid pension benefit cost

	2016	2017
Prepaid pension benefit cost at beginning of year	1,329	197
Net periodic pension benefit cost	(640)	(583)
Actuarial losses recognized in OCI	(1,680)	(2,862)
Return on plan assets (excluding amount included in net interest expense)	1,188	1,708
(Projected pension benefit obligation) prepaid pension benefit cost at end of year	197	(1,540)

Schedule of components of net periodic pension benefit cost

	2015	2016	2017
Service costs	218	363	366
Past service cost - plan amendments	(55)	245	94
Plan administration cost	71	46	57
Net interest cost	(131)	(14)	66
Settlement	(76)	—	—
Net periodic pension benefit cost	27	640	583
Amount charged to subsidiaries under contractual agreements	(15)	(32)	(26)
Net periodic pension benefit cost less cost charged to subsidiaries	12	608	557

Schedule of actuarial assumptions

	2015	2016	2017
Discount rate	9.00%	8.00%	6.75%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(30)	(9)	19
Changes in demographic assumptions	50	30	—
Changes in financial assumptions	167	98	81
Net	187	119	100

Changes in value of pension benefit obligation

	2016	2017
Unfunded projected pension benefit obligations at beginning of year	2,500	2,507
Charged to profit or loss:
Service costs	64	51
Net interest costs	215	188
Actuarial losses recognized in OCI	119	100
Benefits paid by employer	(391)	(462)
Unfunded projected pension benefit obligations at end of year	2,507	2,384

Schedule of components of net periodic pension benefit cost

	2015	2016	2017
Service costs	60	64	51
Net interest costs	191	215	188
Total periodic pension benefit cost	251	279	239

Schedule of actuarial assumptions

	2015	2016	2017
Discount rate	9.00%	7.75% - 8.00%	6.00% - 6.75%
Rate of compensation increases	varies	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2011	2011	2011

Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

2017
Actuarial losses recognized during the year due to:
Experience adjustment	—
Changes in demographic assumption	—
Changes in financial assumption	419
Total	419

Changes in value of pension benefit obligation

2017
Additional pension benefit obligations at beginning of year	—
Charged to profit or loss:
Service cost	—
Past service cost	657
Interest cost	—
Actuarial loss recognized in OCI	419
Additional pension benefit obligation at end of year	1,076

Schedule of components of net periodic pension benefit cost

2017
Service cost	—
Past service cost	657
Plan administration cost	—
Interest cost	—
Pension benefit cost	657

Schedule of actuarial assumptions

2017
Rate of return on investment	9.50% - 10.25%
Discount rate	6.75%
Actuarial discount rate of pension fund	9.25% - 9.50%
Rate of compensation increases	8.00%
Indonesian mortality table	2011

Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(53)	26	(1,198)
Changes in demographic assumptions	92	66	—
Changes in financial assumptions	(1,226)	1,736	2,658
Return on plan assets (excluding amount included in net interest expense)	647	(519)	(909)
Net	(540)	1,309	551

Changes in value of pension benefit obligation

	2016	2017
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	10,942	13,357
Charged to profit or loss:
Service costs	9	—
Interest costs	994	1,115
Actuarial losses recognized in OCI	1,828	1,460
Post-employment health care benefits paid	(416)	(484)
Projected post-employment health care benefit obligation at end of year	13,357	15,448
Changes in post-employment health care plan assets
Fair value of plan assets at beginning of year	10,824	11,765
Interest income	982	979
Return on plan assets (excluding amount included in net interest expense)	519	909
Post-employment health care benefits paid	(416)	(484)
Plan administration costs	(144)	(140)
Fair value of plan assets at end of year	11,765	13,029
Funded status	(1,592)	(2,419)
Projected post-employment health care benefit obligation – net	1,592	2,419

Summary of fair value of plan assets

	2016		2017
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	894	—	1,354	—
Equity instruments:
Manufacturing and consumer	754	—	835	—
Finance industries	540	—	840	—
Construction	351	—	254	—
Infrastructure and telecommunication	245	—	350	—
Wholesale	101	—	137	—
Mining	27	—	65	—
Other Industries:
Services	17	—	38	—
Agriculture	44	—	35	—
Biotechnology and Pharma Industry	6	—	68	—
Others	2	—	1	—
Equity-based mutual funds	1,311	—	1,113	—
Fixed income instruments:
Fixed income mutual funds	7,241	—	7,642	—
Unlisted shares:
Private placement	—	232	—	297
Total	11,533	232	12,732	297

Summary of movements of prepaid pension benefit cost

	2016	2017
Projected post-employment health care benefit obligation at beginning of year	118	1,592
Net periodic post-employment health care benefit costs	165	276
Actuarial losses recognized in OCI	1,828	1,460
Return on plan assets (excluding amount included in net interest expense)	(519)	(909)
Projected post-employment health care benefit obligation at end of year	1,592	2,419

Schedule of components of net periodic pension benefit cost

	2015	2016	2017
Service costs	49	9	—
Plan administration costs	131	144	140
Net interest costs	37	12	136
Periodic post-employment health care benefit cost	217	165	276
Amounts charged to subsidiaries under contractual agreements	(1)	(2)	—
Net periodic post-employment health care benefit cost less cost charged to subsidiaries	216	163	276

Schedule of actuarial assumptions

	2015	2016	2017
Discount rate	9.25%	8.50%	7.25%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2016	2017	2018
Indonesian mortality table	2011	2011	2011

Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	20	2	10
Changes in demographic assumptions	(0)	0	—
Changes in financial assumptions	(9)	18	30
Net	11	20	40

Summary of movements of prepaid pension benefit cost

	2016	2017
Projected other post-employment benefit obligations at beginning of year	497	502
Charged to profit or loss:
Service costs	7	6
Net interest costs	41	36
Actuarial losses recognized in OCI	20	40
Benefits paid by employer	(63)	(74)
Projected other post-employment benefit obligations at the end of year	502	510

Schedule of components of net periodic pension benefit cost

	2015	2016	2017
Service costs	8	7	6
Net interest costs	39	41	36
Total	47	48	42

Schedule of actuarial assumptions

	2015	2016	2017
Discount rate	9.00%	7.75%	5.75%
Indonesian mortality table	2011	2011	2011

Telkomsel | Pension benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2015	2016	2017
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(20)	32	(77)
Changes in financial assumptions	(44)	360	661
Return on plan assets (excluding amount included in net interest expense)	236	(100)	(54)
Net	172	292	530

Changes in value of pension benefit obligation

	2016	2017
Changes in projected pension benefit obligation
Projected pension benefit obligation at beginning of year	1,415	2,034
Charged to profit or loss:
Service costs	107	149
Net interest costs	130	167
Actuarial losses recognized in OCI	392	584
Benefits paid	(10)	(6)
Projected pension benefit obligation at end of year	2,034	2,928
Changes in pension benefit plan assets
Fair value of plan assets at beginning of year	612	841
Interest income	56	69
Return on plan assets (excluding amount included in net interest expense)	100	54
Employer’s contributions	83	131
Benefits paid	(10)	(6)
Fair value of plan assets at end of year	841	1,089
Funded status	(1,193)	(1,839)
Pension benefit obligation at end of year	1,193	1,839

Summary of movements of prepaid pension benefit cost

	2016	2017
Pension benefit obligation at beginning of year	803	1,193
Periodic pension benefit cost	181	247
Actuarial losses recognized in OCI	392	584
Return on plan assets (excluding amount included in net interest expense)	(100)	(54)
Employer’s contributions	(83)	(131)
Pension benefit obligation at end of year	1,193	1,839

Schedule of components of net periodic pension benefit cost

	2015	2016	2017
Service costs	101	107	149
Net interest costs	78	74	98
Total	179	181	247

Schedule of actuarial assumptions

	2015	2016	2017
Discount rate	9.25%	8.25%	7.00%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011